Basis of Presentation and Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per ordinary share - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Class A
Numerator:
Allocation of net loss, as adjusted	$ (2,176,839)	$ (61,476)
Denominator:
Basic and diluted weighted average shares outstanding	11,878,208	11,930,000
Basic and diluted net loss per ordinary share	$ (0.18)	$ (0.01)
Class B
Numerator:
Allocation of net loss, as adjusted	$ (526,882)	$ (14,815)
Denominator:
Basic and diluted weighted average shares outstanding	2,875,000	2,875,000
Basic and diluted net loss per ordinary share	$ (0.18)	$ (0.01)